Segmentation of key figures (Details 8) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Net sales to third parties	$ 51,900	$ 49,109	$ 48,518
YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%	1.00%
Sandoz [member]
Disclosure of operating segments [line items]
Net sales, change in %	(2.00%)	(1.00%)
Sandoz [member] | YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	(2.00%)	(1.00%)
Sandoz [member] | Retail Generics [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 7,880	$ 8,409	8,623
Net sales, change in %	(6.00%)	(2.00%)
Sandoz [member] | Biopharmaceuticals [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,436	$ 1,135	1,002
Net sales, change in %	27.00%	13.00%
Sandoz [member] | Anti Infectives [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 543	$ 516	519
Net sales, change in %	5.00%	(1.00%)
Sandoz [member] | Anti Infectives [member] | Anti Infectives sold under Sandoz name [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 826	$ 880
Operating segments [member] | Sandoz [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 9,859	$ 10,060	$ 10,144